Other assets - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 14.3	$ 15.8
Restricted cash, cash flow hedge	27.7	0.5
Restricted cash, major maintenance	$ 3.1	$ 3.4
Restricted cash, number of vessels | vessel	4